Basis of preparation and summary of material accounting policies - Additional Information (Detail) - TRY (₺)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Basis of preparation and summary of material accounting policies
Salary calculation period	30 days
Maximum lump-sum payment	₺ 35,100	₺ 23,500
Discount rate used for calculating retirement pay liability	2.20%	2.50%
Minimum
Basis of preparation and summary of material accounting policies
Discount rate for obligations for dismantling, removing and site restoration	9.50%	11.50%
Maximum
Basis of preparation and summary of material accounting policies
Discount rate for obligations for dismantling, removing and site restoration	31.20%	29.60%